Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) $ in Millions	9 Months Ended
Sep. 30, 2025 CAD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 4,534
Liabilities Incurred	261
Liabilities Acquired	82
Liabilities Settled	(198)
Liabilities Divested (Note 5)	(27)
Change in Estimated Future Cash Flows	151
Unwinding of Discount on Decommissioning Liabilities (Note 3)	179
Exchange Rate Movements	(9)
Ending balance	$ 4,973